Lease obligations	12 Months Ended
Dec. 31, 2024
Lease obligations
Lease obligations

Note 12: Lease obligations

The Group has operating leases primarily for office space. The Group’s leases have remaining lease terms of several months to 18 months.

Based on present value of future minimum rental payments of the lease as if the adoption date, using an effective interest rate of 5%, which is determined using an local banks incremental borrowing rate.

The components of lease expense are as follows:

	Years ended December 31,
	2024	2023
	US$’000	US$’000

Operating lease cost	187	76
Short-term lease cost	8	220
Total lease cost	195	296

Supplemental consolidated cash flow information related to leases is as follows:

	Years ended December 31,
	2024	2023
	US$’000	US$’000

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	173	285
Right-of-use assets obtained in exchange for lease obligations (noncash):
Operating leases	-	-

Supplemental consolidated balance sheet information related to leases is as follows:

	December 31,
	2024	2023
	US$’000	US$’000

Operating leases
Operating lease right-of-use assets	101	233
Current portion of long-term operating lease obligations	83	170
Long-term operating lease obligations, net of current maturities	9	44
	92	214

Weighted average remaining lease term
Operating leases	3 months	3 months

Weighted average discount rate
Operating leases	5%	5.45%

Maturities of lease liabilities are as follows:

Operating leases
US$’000

Year ending December 31,
2025	77
2026	17
Total lease payments	94
Less: imputed interest	(2)
Total	92

 The amortization expenses were US164,000 and US$160,000 for the years ended December 31, 2024, and 2023, respectively.

ZHEJIANG TIANLAN
Lease obligations
Lease obligations
3.	Lease obligations

The Group has operating leases primarily for office space. The Group’s lease have remaining lease terms of several months to 33 months.

The components of lease expense are as follows:

	Years ended December 31,
	2024	2023
	RMB’000	RMB’000

Operating lease cost:
Amortization of right-of-use assets	141	-
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	16	-
Total operating lease cost	157	-

Supplemental consolidated cash flow information related to leases is as follows:

	Years ended December 31,
	2024	2023
	RMB’000	RMB’000

Cash paid for amounts included in the measurement of lease liabilities:

Finance cash flows from operating leases	440	-
Right-of-use assets obtained in exchange for lease obligations (noncash):
Operating leases	-	-

Supplemental consolidated balance sheet information related to leases is as follows:

	December 31,
	2024	2023
	RMB’000	RMB’000

Operating leases
Right-of-use assets, at cost	2,529	-
Accumulated amortization	(141)	-

Right-of-use assets, net	2,388	-

Current portion of operating lease	563	-
Non-current portion of operating lease	1,542
Total operating lease liabilities	2,105	-

Weighted average remaining lease term
operating leases	33 months	-

Weighted average discount rate
Operating leases	3.6%	-